Property and Equipment - Additional Information (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Property Plant And Equipment Disclosure [Line Items]
Depreciation expense	$ 0	$ 72,589	$ 238,127	$ 351,403
Property and equipment, net	$ 0		50,000	$ 837,867
Impairment loss			$ 548,638
Minimum [Member]
Property Plant And Equipment Disclosure [Line Items]
Property, plant and equipment, useful life			3 years
Maximum [Member]
Property Plant And Equipment Disclosure [Line Items]
Property, plant and equipment, useful life			7 years